SCHEDULE OF PROPERTY PLANT AND EQUIPMENT BALANCES (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost, beginning balance	£ 5,432,180	£ 5,321,827
Cost, additions	63,597	110,353
Cost, ending balance	5,495,777	5,432,180	£ 5,321,827
Depreciation, beginning balance	4,157,382	3,560,656
Depreciation expense	383,587	596,726	714,550
Depreciation, ending balance	4,540,969	4,157,382	3,560,656
Net book value	954,808	1,274,798
Facilities and Scientific Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	4,979,026	4,887,302
Cost, additions	30,272	91,724
Cost, ending balance	5,009,298	4,979,026	4,887,302
Depreciation, beginning balance	3,731,217	3,155,984
Depreciation expense	366,065	575,233
Depreciation, ending balance	4,097,282	3,731,217	3,155,984
Net book value	912,016	1,247,809
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	366,823	348,194
Cost, additions	33,325	18,629
Cost, ending balance	400,148	366,823	348,194
Depreciation, beginning balance	341,763	327,816
Depreciation expense	15,987	13,947
Depreciation, ending balance	357,750	341,763	327,816
Net book value	42,398	25,060
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	86,331	86,331
Cost, additions
Cost, ending balance	86,331	86,331	86,331
Depreciation, beginning balance	84,402	76,856
Depreciation expense	1,535	7,546
Depreciation, ending balance	85,937	84,402	£ 76,856
Net book value	£ 394	£ 1,929